DERIVATIVES (Tables)	6 Months Ended
Jun. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Derivative Instruments
The following tables provide information about the fair values of these derivative instruments as of December 31, 2016 and December 31, 2015 and the line items in the consolidated balance sheet in which the fair values are reflected.

Description	Balance Sheet Location	Fair Value Asset/(Liability)
Derivatives designated as hedging instruments:
December 31, 2016:
Derivatives included with the inventory intermediation agreement obligations	Accrued expenses	$6,058
December 31, 2015:
Derivatives included with the inventory intermediation agreement obligations	Accrued expenses	$35,511

Derivatives not designated as hedging instruments:
December 31, 2016:
Commodity contracts	Accrued expenses	$3,508
December 31, 2015:
Commodity contracts	Accounts receivable	$46,127
The following tables provide information about the fair values of these derivative instruments as of June 30, 2017 and December 31, 2016 and the line items in the condensed consolidated balance sheet in which the fair values are reflected.

Description	Balance Sheet Location	Fair Value Asset/(Liability)
Derivatives designated as hedging instruments:
June 30, 2017:
Derivatives included with the inventory intermediation agreement obligations	Accrued expenses	$9,165
December 31, 2016:
Derivatives included with the inventory intermediation agreement obligations	Accrued expenses	$6,058

Derivatives not designated as hedging instruments:
June 30, 2017:
Commodity contracts	Accounts receivable	$19,330
December 31, 2016:
Commodity contracts	Accrued expenses	$3,508

Schedule of Derivative Instruments, Gain (Loss) Recognized in Income
The following tables provide information about the gains or losses recognized in income on these derivative instruments and the line items in the consolidated financial statements in which such gains and losses are reflected.

Description	Location of Gain or (Loss) Recognized in Income on Derivatives	Gain or (Loss) Recognized in Income on Derivatives
Derivatives designated as hedging instruments:
For the year ended December 31, 2016:
Derivatives included with inventory supply arrangement obligations	Cost of sales	$—
Derivatives included with the inventory intermediation agreement obligations	Cost of sales	$(29,453)
For the year ended December 31, 2015:
Derivatives included with inventory supply arrangement obligations	Cost of sales	$(4,251)
Derivatives included with the inventory intermediation agreement obligations	Cost of sales	$(59,323)
For the year ended December 31, 2014
Derivatives included with inventory supply arrangement obligations	Cost of sales	$4,428
Derivatives included with the inventory intermediation agreement obligations	Cost of sales	$88,818
Derivatives not designated as hedging instruments:
For the year ended December 31, 2016:
Commodity contracts	Cost of sales	$(55,557)
For the year ended December 31, 2015:
Commodity contracts	Cost of sales	$32,416
For the year ended December 31, 2014
Commodity contracts	Cost of sales	$146,016

Hedged items designated in fair value hedges:
For the year ended December 31, 2016:
Crude oil and feedstock inventory	Cost of sales	$—
Intermediate and refined product inventory	Cost of sales	$29,453
For the year ended December 31, 2015:
Crude oil and feedstock inventory	Cost of sales	$4,251
Intermediate and refined product inventory	Cost of sales	$59,323
For the year ended December 31, 2014
Crude oil and feedstock inventory	Cost of sales	$(4,428)
Intermediate and refined product inventory	Cost of sales	$(88,818)
The following table provides information about the gains or losses recognized in income on these derivative instruments and the line items in the condensed consolidated statement of operations in which such gains and losses are reflected.

Description	Location of Gain or (Loss) Recognized in Income on Derivatives	Gain or (Loss) Recognized in Income on Derivatives
Derivatives designated as hedging instruments:
For the three months ended June 30, 2017:
Derivatives included with the inventory intermediation agreement obligations	Cost of products and other	$(20,017)
For the three months ended June 30, 2016:
Derivatives included with the inventory intermediation agreement obligations	Cost of products and other	$8,973
For the six months ended June 30, 2017:
Derivatives included with the inventory intermediation agreement obligations	Cost of products and other	$3,107
For the six months ended June 30, 2016:
Derivatives included with the inventory intermediation agreement obligations	Cost of products and other	$(26,172)

Derivatives not designated as hedging instruments:
For the three months ended June 30, 2017:
Commodity contracts	Cost of products and other	$14,293
For the three months ended June 30, 2016:
Commodity contracts	Cost of products and other	$(19,134)
For the six months ended June 30, 2017:
Commodity contracts	Cost of products and other	$14,684
For the six months ended June 30, 2016:
Commodity contracts	Cost of products and other	$(39,087)

Hedged items designated in fair value hedges:
For the three months ended June 30, 2017:
Intermediate and refined product inventory	Cost of products and other	$20,017
For the three months ended June 30, 2016:
Intermediate and refined product inventory	Cost of products and other	$(8,973)
For the six months ended June 30, 2017:
Intermediate and refined product inventory	Cost of products and other	$(3,107)
For the six months ended June 30, 2016:
Intermediate and refined product inventory	Cost of products and other	$26,172